Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 3,363,942	$ 515,547	¥ 2,612,743
Short-term deposits	7,566,250	1,159,579	12,312,585
Restricted cash	2,130	326
Accounts receivable, net of allowance for doubtful accounts of RMB12,209 and RMB15,390 as of December 31, 2019 and 2020, respectively	200,831	30,779	265,155
Amount due from a related party			4,382
Prepaid expenses and other current assets	613,696	94,053	599,000
Total current assets	11,746,849	1,800,284	15,793,865
Long-term deposits	5,550,000	850,575	300,000
Right-of-use assets, net	278,175	42,632	190,552
Property and equipment, net	265,765	40,730	346,345
Intangible assets,net	687,211	105,320	890,303
Rental deposits	21,794	3,340	25,028
Long-term investments	454,996	69,731	495,905
Other non-current assets	94,868	14,539	44,009
Deferred tax assets	32,495	4,980	37,064
Goodwill	4,088,403	626,575	4,360,610
Total assets	23,220,556	3,558,706	22,483,681
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of RMB611,471 and RMB607,430 as of December 31, 2019 and 2020, respectively)	699,394	107,186	714,323
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Company of RMB497,166 and RMB501,695 as of December 31, 2019 and 2020, respectively)	511,617	78,409	503,461
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB244,759 and RMB311,352 as of December 31, 2019 and 2020, respectively)	854,835	131,009	985,873
Amount due to related parties (including amount due to related parties of the consolidated VIEs without recourse to the Company of RMB29,554 and RMB19,462 as of December 31, 2019 and 2020, respectively)	19,462	2,983	29,606
Lease liabilities due within one year (including lease liabilities due within one year of the consolidated VIEs without recourse to the Company of RMB6,830 and RMB11,225 as of December 31, 2019 and 2020, respectively)	132,793	20,351	135,169
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of RMB122,403 and RMB60,226 as of December 31, 2019 and 2020, respectively)	236,490	36,244	153,976
Deferred consideration in connection with business acquisitions (including deferred consideration in connection with business acquisitions of the consolidated VIEs without recourse to the Company of RMB nil and RMB nil as of December 31, 2019 and 2020, respectively)	62,149	9,525	84,346
Total current liabilities	2,516,740	385,707	2,606,754
Deferred tax liabilities	171,803	26,330	222,576
Share-based compensation liability	875,616	134,194	902,047
Lease liabilities	136,436	20,910	56,498
Other non-current liabilities	25,666	3,933	22,672
Total liabilities	8,385,227	1,285,092	8,764,899
Commitments and contingencies (Note 18)
Equity
Treasury stock	(732,474)	(112,257)	(402,267)
Additional paid-in capital	6,743,172	1,033,436	6,164,781
Retained earnings	8,444,086	1,294,113	7,464,585
Accumulated other comprehensive income	183,922	28,187	302,687
Non-controlling interest	196,349	30,093	188,724
Total equity	14,835,329	2,273,614	13,718,782
Total liabilities and equity	23,220,556	3,558,706	22,483,681
Senior Notes [Member]
Current liabilities
Convertible senior notes	4,658,966	714,018	4,954,352
Class A Common Stock [Member]
Equity
Ordinary shares, value	223	34	221
Class B Common Stock [Member]
Equity
Ordinary shares, value	¥ 51	$ 8	¥ 51